Cash and equivalents, marketable securities and short-term investments	12 Months Ended
Dec. 31, 2020
Cash and equivalents, marketable securities and short-term investments
Cash and equivalents, marketable securities and short-term investments
Note 5—Cash and equivalents, marketable securities and

short-term investments
Current assets
Cash and equivalents and marketable securities and short‑term investments consisted of the following:
December 31, 2020
Marketable
securities
Gross Gross and
unrealized unrealized Cash and short-term
($ in millions) Cost basis gains losses Fair value equivalents investments
Changes in fair value recorded in
net income
Cash

2,388 2,388 2,388
Time deposits

1,513 1,513 1,513
Equity securities 1,704 12 1,716 1,716
5,605 12 — 5,617 3,901 1,716
Changes in fair value recorded in
other comprehensive income
Debt securities available-for-sale:
—U.S. government obligations

274 19 293 293
—European government obligations

24 24 24
—Corporate

69 6 75 75
367 25 — 392 — 392
Total 5,972 37 — 6,009 3,901 2,108
Of which:
—Restricted cash, current 323
—Restricted cash, non-current 300
December 31, 2019
Marketable
securities
Gross Gross and
unrealized unrealized Cash and short-term
($ in millions) Cost basis gains losses Fair value equivalents investments
Changes in fair value recorded in
net income
Cash

2,111 2,111 2,111
Time deposits

1,433 1,433 1,433
Equity securities 294 10 304 304
3,838 10 — 3,848 3,544 304
Changes in fair value recorded in
other comprehensive income
Debt securities available-for-sale:
—U.S. government obligations

191 7 (1) 197 197
—Corporate

61 4 65 65
252 11 (1) 262 — 262
Total 4,090 21 (1) 4,110 3,544 566
Of which:
—Restricted cash, current 36
Contractual maturities
Contractual maturities of debt securities consisted of the following:
December 31, 2020
Available-for-sale
($ in millions) Cost basis Fair value
Less than one year

104 104
One to five years

133 139
Six to ten years

70 76
Due after ten years 60 73
Total 367 392
At December 31, 2020 and 2019, the Company pledged $ 66

million and $
66

million, respectively,

of
available‑for‑sale marketable securities as collateral for issued letters of credit and other security arrangements.